Balances and Transactions with Interested and Related Parties (Details) - Schedule of salaries and benefits to interested and related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost of sales, research and development expenses, sales and marketing expenses and general and administrative expenses, net:
Salary and related benefits to CEO and director employed by the Company (controlling shareholder) including cost of share-based payment	[1]	$ 3,872	$ 1,571	$ 153
Fees of directors not employed by the Company including cost of share-based payment	[2]	312	289
Salary and related benefits to formerly Deputy CEO and COO including cost of share-based payment	[3],[4]	1,777	803
Salary and related benefits to Chief of Staff including cost of share-based payment	[5]	1,140	544
Salary and related benefits to formerly Chairman of the Board including cost of share-based payment	[3],[6]	2,355	832
Total salary		$ 9,456	$ 4,039	$ 153

[1]	Relates to the cost of employment of Mr. Eyal Moshe, former director and former CEO of the Company who is also the controlling shareholder in the Company, excluding any allegedly misappropriated expenses as detailed in Note 1e. Mr. Moshe ceased his role as CEO on February 2, 2023, and his employment was terminated effective July 24, 2023 for cause in connection with these unauthorized expenses. Mr. Moshe resigned from the Board on August 15, 2023. See the employment terms in paragraph 29c. below.
[2]	Other interested and related parties.
[3]	Key management personnel.
[4]	Relates to the cost of employment of Mr. Dotan Moshe, formerly Deputy CEO and COO in the Company, who is also the son-in-law of Dr. Zigmund Bluvband. Mr. Dotan no longer works at the Company since May 15, 2022. In February 2023 he began consulting the company.
[5]	Relates to the cost of employment of Ms. Ayelet Bitan, Chief of Staff in the Company and the spouse of Mr. Eyal Moshe, a controlling shareholder in the Company, excluding any allegedly misappropriated expenses as detailed in Note 1e. Ms. Bitan resigned in February 2023.
[6]	Relates to the cost of employment of Dr. Zigmund Bluvband, formerly the Chairman of the Company’s Board. Dr. Zigmund no longer works at the Company since April 30, 2022.